Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001679817
Registrant Name	OZOP ENERGY SOLUTIONS, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES